Condensed Consolidated Statements of Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tax effect due to Change in minimum pension liability	$ 22	$ 11	$ 506	$ 87	$ 361
Tax effect due to Change in fair value of derivative instruments	44	194	286	134
Accumulated Other Comprehensive Income (Loss) [Member]
Tax effect due to Change in minimum pension liability	22	11	506	87	361
Tax effect due to Change in fair value of derivative instruments	$ 44	$ 194	$ 286	$ 134